UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 08/05/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: $206,554 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title         CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                      Discretion   Mgrs      Sole   Shared   None

Nabors Industries Ltd                     SHS         G6359F103     1,762    113,116      Sole             113,116
ACE Ltd                                   SHS         H0023R105     3,061     69,215      Sole              69,215
Teekay Tankers Ltd                        CL A        Y8565N102       648     69,780      Sole              69,780
ABB LTD                              SPONSORED ADR    000375204     1,722    109,105      Sole             109,105
Allegiant Travel Co                       COM         01748X102     1,307     32,960      Sole              32,960
American Express Co                       COM         025816109     2,828    121,685      Sole             121,685
Apple Inc                                 COM         037833100     3,227     22,657      Sole              22,657
Autodesk Inc                              COM         052769106     1,800     94,815      Sole              94,815
Baidu Com                            SPON ADR REP A   056752108     3,870     12,854      Sole              12,854
Barclays BK PLC                     DJUBS CMDT ETN36  06738C778       978     26,322      Sole              26,322
Barclays Bank PLC                   ETN DJUBS NAT37   06739H644     1,316     78,827      Sole              78,827
Barrick Gold Corp                         COM         067901108     1,222     36,435      Sole              36,435
Beacon Power Corp                         COM         073677106         8     10,000      Sole              10,000
Becton Dickinson & Co                     COM         075887109     3,535     49,578      Sole              49,578
Berkshire Hathaway Inc                    CL B        084670207     1,885        651      Sole                 651
Bldrs Index Fds Tr                   DEV MK 100 ADR   09348R201       187     10,497      Sole              10,497
Bldrs Index Fds Tr                   EMER MK 50 ADR   09348R300     3,648    105,531      Sole             105,531
C H Robinson Worldwide Inc              COM NEW       12541W209     1,780     34,126      Sole              34,126
Cisco Sys Inc                             COM         17275R102     2,498    133,932      Sole             133,932
Claymore ETF Trust 2                 DELTA GLOB ETF   18383Q820     1,381    117,170      Sole             117,170
Cninsure Inc                         SPONSORED ADR    18976M103     2,318    172,848      Sole             172,848
Diamond Offshore Drilling In              COM         25271C102     5,498     66,199      Sole              66,199
Dolby Laboratories Inc                    COM         25659T107     1,155     30,969      Sole              30,969
Eaton Vance Flting Rate Inc               COM         278279104     3,040    287,295      Sole             287,295
Ebay Inc                                  COM         278642103     2,882    168,270      Sole             168,270
Encana Corp                               COM         292505104     2,254     45,560      Sole              45,560
Entergy Corp NEW                          COM         29364G103     1,471     18,970      Sole              18,970
Expeditors Intl Wash Inc                  COM         302130109       904     27,107      Sole              27,107
Exxon Mobil Corp                          COM         30231G102     2,888     41,303      Sole              41,303
FLIR Systems Inc                          COM         302445101     4,118    182,555      Sole             182,555
First Solar Inc                           COM         336433107     2,148     13,243      Sole              13,243
GT Solar Intl Inc                         COM         3623E0209     1,248    234,155      Sole             234,155
General Electric Co                       COM         369604103       291     24,812      Sole              24,812
Genzyme Corp                              COM         372917104     2,204     39,588      Sole              39,588
Gilead Sciences Inc                       COM         375558103     1,119     23,900      Sole              23,900
Goldman Sachs Group Inc                   COM         38141G104     1,738     11,787      Sole              11,787
Google Inc                                CL A        38259P508     2,967      7,038      Sole               7,038
GreenHill & Co Inc                        COM         395259104     1,892     26,206      Sole              26,206
HDFC Bank Ltd                        ADR REPS 3 SHS   40415F101     1,158     11,226      Sole              11,226
Harris Corp                               COM         413875105     3,417    120,496      Sole             120,496
Hess Corp                                 COM         42809H107     1,811     33,700      Sole              33,700
Imperial Oil Ltd                        COM NEW       453038408     1,773     46,103      Sole              46,103
IShares Tr                          BARCLYS TIPS BD   464287176     2,683     26,397      Sole              26,397
IShares Tr                           TRANP AVE IDX    464287192     1,520     26,120      Sole              26,120
IShares Tr                           S&P 500 INDEX    464287200     6,050     65,517      Sole              65,517
IShares Tr                          BARCLYS US AGG B  464287226     5,795     56,726      Sole              56,726
IShares Tr                           MSCI EMERG MKT   464287234     2,920     90,588      Sole              90,588
IShares Tr                           IBOXX INV CPBD   464287242     1,338     13,344      Sole              13,344
IShares Tr                           MSCI EAFE IDX    464287465     2,225     48,567      Sole              48,567
IShares Tr                           S&P GLB100INDX   464287572       262      5,314      Sole               5,314
IShares Tr                           RUSSELL1000GRW   464287614     2,009     48,965      Sole              48,965
IShares Tr                           S&P NATL MUN B   464288414       509      5,110      Sole               5,110
IShares Tr                           HIGH YLD CORP    464288513     7,204     90,376      Sole              90,376
IShares Tr                          BARCLYS INTER CR  464288638     1,707     17,072      Sole              17,072
IShares Tr                         BARCLYS 1-3 YR CR  464288646     4,233     41,065      Sole              41,065
KeyCorp NEW                               COM         493267108     1,867    356,350      Sole             356,350
Marathon Oil Corp                         COM         565849106     1,816     60,288      Sole              60,288
Market Vectors ETF Tr                GOLD MINER ETF   57060U100     2,218     58,665      Sole              58,665
Martek Biosciences Corp                   COM         572901106     3,030    143,279      Sole             143,279
Mead Johnson Nutrition Co               COM CL A      582839106     2,032     63,955      Sole              63,955
Mindray Medical Intl Ltd                SPON ADR      602675100     2,327     83,335      Sole              83,335
Moodys Corp                               COM         615369105       304     11,537      Sole              11,537
New Oriental Ed & Tech Grp I            SPON ADR      647581107       487      7,224      Sole               7,224
Nokia Corp                           SPONSORED ADR    654902204     3,508    240,592      Sole             240,592
Northern Tr Corp                          COM         665859104     1,873     34,895      Sole              34,895
Oracle Corp                               COM         68389X105       406     18,963      Sole              18,963
PepsiCo Inc                               COM         713448108     1,615     29,380      Sole              29,380
Petroleo Brasileiro SA Petro         SP ADR NON VTG   71654V101     1,475     44,220      Sole              44,220
Pharmaceutical Hlders Tr             DEPOSITRY RCPT   71712A206     2,655     44,300      Sole              44,300
Powershares ETF Trust                DYNAMIC MKT PT   73935X104       266      8,061      Sole               8,061
Powershares ETF Trust                WATER RESOURCE   73935X575     3,015    204,844      Sole             204,844
Powershares Global ETF Trust         SOVEREIGN DEBT   73936T573       272     11,532      Sole              11,532
Procter & Gamble Co                       COM         742718109       506      9,904      Sole               9,904
Qualcomm Inc                              COM         747525103     2,906     64,288      Sole              64,288
Robert Half Intl Inc                      COM         770323103       426     18,050      Sole              18,050
Rydex ETF Trust                      S&P 500 EQ TRD   78355W106       305      9,891      Sole               9,891
SPDR Gold Trust                         GOLD SHS      78463V107    15,818    173,476      Sole             173,476
SPDR Series Trust                    DB INT GVT EFT   78464A490       936     17,863      Sole              17,863
SPDR Series Trust                   BRCLYS INTL ETF   78464A516     1,485     27,163      Sole              27,163
Salesforce Com Inc                        COM         79466L302     2,148     56,262      Sole              56,262
Starent Networks Corp                     COM         85528P108     1,772     72,598      Sole              72,598
Stericycle Inc                            COM         858912108     1,208     23,434      Sole              23,434
Templeton Global Income FD                COM         880198106       799     92,946      Sole              92,946
Teva Pharmaceutical Inds Ltd              ADR         881624209     1,716     34,779      Sole              34,779
Thoratec Corp                           COM NEW       885175307     2,058     76,831      Sole              76,831
Tiffany & Co. NEW                         COM         886547108     1,262     49,745      Sole              49,745
Urban Outfitters Inc                      COM         917047102     3,309    158,417      Sole             158,417
Vanguard Tax-Managed FD              EUROPE PAC ETF   921943858       485     16,966      Sole              16,966
Vanguard World FDS                   UTILITIES ETF    92204A876     4,147     70,980      Sole              70,980
Vanguard Intl Equity Index F         ALLWRLD EX US    922042775     1,376     38,314      Sole              38,314
Vanguard Intl Equity Index F          EMR MKT ETF     922042858     1,571     49,387      Sole              49,387
Vanguard Index FDS                      REIT ETF      922908553     1,281     41,312      Sole              41,312
Vanguard Index FDS                   EXTEND MKT ETF   922908652       285      8,261      Sole               8,261
Vanguard Index FDS                    STK MRK ETF     922908769       328      7,080      Sole               7,080
Volcano Corporation                       COM         928645100     3,572    255,521      Sole             255,521
WisdomTree Trust                     INTL LRGCAP DV   97717W794       225      5,883      Sole               5,883
Wisdomtree Trust                    DEFA EQT INC ETF  97717W802       255      7,309      Sole               7,309
WisdomTree TR                        MID EAST DIVD    97717X305     1,798    127,701      Sole             127,701